Loans and Allowance for Credit Losses (Loans Acquired with Deteriorated Credit Quality) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 10,048	¥ 186,268
Cash flows expected to be collected at acquisitions	548	116,218
Fair value of loans at acquisition	548	93,845
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	93,621	95,178
Additions		22,373
Accretion	(46,487)	(49,155)
Disposals	(641)
Reclassifications from nonaccretable difference	21,070	15,760
Foreign currency translation adjustments	6,062	9,465
Balance at end of fiscal year	73,625	93,621
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	531,327	497,265
Outstanding balance at end of fiscal year	399,736	531,327
Carrying amount at beginning of fiscal year	269,376	232,334
Carrying amount at end of fiscal year	180,103	269,376
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	548	25,952
Carrying amount at end of fiscal year	26,248	38,651
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	29,429	37,381
Additional provisions during fiscal year	2,533	4,982
Reductions of allowance during fiscal year	456	1,129
Balance of allowance for credit losses at end of fiscal year	¥ 25,045	¥ 29,429